Note 13 - Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
	December 31, 2020	December 31, 2019
FVTPL marketable securities (a)	$13,876	$5,626
FVTOCI marketable securities (b)	22,444	880
Total marketable securities	$36,319	$6,506
Foreign currency derivatives (Note 24 )	—	982
Total other financial assets	$36,319	$7,488